Note 25 - Share Capital (Details Textual) - USD ($) $ / shares in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Proceeds from issuing shares			$ 15,569	$ 0	$ 7,806
M Learmonth [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares)		3,587
V Gapare [member]
Statement Line Items [Line Items]
Increase (decrease) in number of ordinary shares issued (in shares)		11,000
Issued capital [member]
Statement Line Items [Line Items]
Proceeds from issuing shares			$ 15,569
Increase (decrease) in number of ordinary shares issued (in shares)	[1]		1,207,514
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)			$ 0
Preference shares [member]
Statement Line Items [Line Items]
Par value per share (in dollars per share)			$ 0
Depository receipts on AIM [member] | Issued capital [member]
Statement Line Items [Line Items]
Proceeds from issuing shares			$ 10,770
Share issue related cost			846
Depository receipts on VFEX [member] | Issued capital [member]
Statement Line Items [Line Items]
Proceeds from issuing shares			5,850
Share issue related cost			$ 205

[1]	Gross proceeds of $10,770 with a transaction cost of $846 were raised by issuing depository interests on the AIM of the London Stock Exchange Gross proceeds of $5,850 with a transaction cost of $205 were raised by issuing depository receipts on the VFEX. During quarter one of 2023, Mark Learmonth, Chief Executive Officer, and Toziyana Resources Limited, a company affiliated with Victor Gapare, executive Director of the Company, subscribed for 3,587 and 11,000 depositary interests respectively in the equity raise.